                     STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
                         Gateway Center Three, 4th Floor
                               100 Mulberry Street
                          Newark, New Jersey 07102-4077



                                 October 2, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Strategic Partners Style Specific Funds ("Registrant") 1933 Act File No. 333-82621
                  1940 Act File No.  811-9439

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for Registrant do not differ from those contained in Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on October 1, 2001.

         If you have any questions concerning this filing, please contact me at 973-367-1495.


                                                 Very truly yours,

                                                 /S/ GEORGE P. ATTISANO
                                                 --------------------------
                                                 George P. Attisano
                                                 Secretary